Benefit Plans (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2007
Defined Benefit Plan Disclosure [Line Items]
Expected Actuarial Loss	$ 91
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.00%	7.00%
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year, Description	0
Employee Stock Ownership Plan (ESOP), Debt Structure, Direct Loan, Description			The ESOP used the proceeds of a $1.6 million, 8.0% term loan from the Company to purchase 164,413 shares of Company common stock. The term loan from the Company to the ESOP is payable in annual installments of principal and interest over 30 years commencing on December 31, 2007. The Company intends to make discretionary contributions to the ESOP which will be equal to principal and interest payments on the term loan to the ESOP from the Company.
Employee Stock Ownership Plan (ESOP), Shares Contributed to ESOP			164,413
Employee Stock Ownership Plan (ESOP), Debt Structure, Direct Loan, Amount	1,487	1,509
ESOP expense	50	48
Savings Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	50.00%
Deferred Compensation Arrangement with Individual, Compensation Expense	$ 72	$ 83
Maximum [Member] | Savings Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	8.00%